Segment Reporting (Segment Reporting Information, By Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Segment Reporting Information [Line Items]
Sales	$ 8,894	$ 8,731	$ 8,383	$ 8,366	$ 8,315	$ 8,261	$ 8,221	$ 8,258	$ 34,374	$ 33,055	$ 32,032
Operating Income (Loss)	416	419	236	304	354	342	306	284	1,375	1,286	1,289
Total Other (Income) Expense									118	321	211
Income from Continuing Operations before Income Taxes									1,257	965	1,078
Depreciation									474	443	433
Total Assets	12,177				11,896				12,177	11,896	11,071
Additions to property, plant and equipment									558	690	643
Operating Segments [Member] | Chicken [Member]
Segment Reporting Information [Line Items]
Sales									10,988	10,270	9,810
Operating Income (Loss)									683	554	189
Depreciation									251	228	226
Total Assets	4,944				4,934				4,944	4,934	4,593
Additions to property, plant and equipment									253	354	381
Operating Segments [Member] | Beef [Member]
Segment Reporting Information [Line Items]
Sales									14,400	13,755	13,549
Operating Income (Loss)									296	218	468
Depreciation									87	86	84
Total Assets	2,798				2,634				2,798	2,634	2,610
Additions to property, plant and equipment									105	100	88
Operating Segments [Member] | Pork [Member]
Segment Reporting Information [Line Items]
Sales									5,408	5,510	5,460
Operating Income (Loss)									332	417	560
Depreciation									30	30	28
Total Assets	931				895				931	895	960
Additions to property, plant and equipment									22	32	27
Operating Segments [Member] | Prepared Foods [Member]
Segment Reporting Information [Line Items]
Sales									3,322	3,237	3,215
Operating Income (Loss)									101	181	117
Depreciation									61	54	58
Total Assets	1,176				960				1,176	960	943
Additions to property, plant and equipment									87	99	58
Operating Segments [Member] | International [Member]
Segment Reporting Information [Line Items]
Sales									1,324	1,104	978
Operating Income (Loss)									(37)	(70)	(21)
Depreciation									40	40	33
Total Assets	876				968				876	968	819
Additions to property, plant and equipment									58	97	83
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Sales									46	167	127
Operating Income (Loss)									0	(14)	(24)
Depreciation									5	5	4
Total Assets	1,452				1,505				1,452	1,505	1,146
Additions to property, plant and equipment									33	8	6
Intersegment Elimination [Member]
Segment Reporting Information [Line Items]
Sales									(1,114)	(988)	(1,107)
Intersegment Elimination [Member] | Chicken [Member]
Segment Reporting Information [Line Items]
Sales									16	6	5
Intersegment Elimination [Member] | Beef [Member]
Segment Reporting Information [Line Items]
Sales									226	211	286
Intersegment Elimination [Member] | Pork [Member]
Segment Reporting Information [Line Items]
Sales									$ 872	$ 771	$ 816